Other current liabilities	12 Months Ended
Dec. 31, 2011
Other current liabilities
12	Other current liabilities

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Advances from customers	14,737,775	32,894,785	5,220,649
Taxes payable, excluding income tax	16,550,802	20,504,848	3,254,273
Accrued expenses	2,380,004	2,785,212	442,034
Others	11,051,530	8,405,653	1,334,040
Total	44,720,111	64,590,498	10,250,996